Balance Sheet Information Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Inventory, Net [Abstract]
Raw materials, containers and supplies	$ 61,504	$ 50,919	$ 66,247
Finished product	332,824	307,132	269,565
Total	$ 394,328	$ 358,051	$ 335,812